Summary of Signification Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Signification Accounting Policies [Abstract]
Summary of Signification Accounting Policies

Note 2. Summary of Signification Accounting Policies

Basis of presentation and consolidation

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in the allowance for receivables, impairment of long-lived assets, and going concern. Actual results could differ from those estimates and judgments.

Cash and cash equivalents

Cash is carried at cost and represent cash on hand and bank deposits. Cash equivalents consist of funds received from customers, which funds were held at the third-party platform’s fund account, and which are unrestricted and immediately available for withdrawal and use.

Periodically, the Company may carry cash balances at financial institutions more than the respective subsidiaries’ government insured limits in Singapore, Indonesia, Malaysia (subsidiary in Malaysia was disposed on July 27, 2022) and China (subsidiary in China was disposed on June 29, 2022) ranging from approximately $123,996 to $56,790,000 per institution. The amount in excess of government insurance as of December 31, 2024 and 2023, was approximately $3,734,049 and $4,610,723 respectively. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Foreign currencies translation and transactions

The reporting currency of the Company is United States Dollar (“US$”) and the accompanying consolidated financial statements have been expressed in “$”. In addition, the Company’s subsidiaries are operating in Singapore and Indonesia and maintains its books and records in its local currency, Singapore Dollar (“SGD”) and Indonesia Rupiah (“IDR”), respectively, which are the functional currency as being the primary currency of the economic environment in which their operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Shareholders’ equity is translated using the historical rates. Revenues and expenses are translated at average rates prevailing during the year. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statements of changes in shareholders’ equity.

Accounts receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable and other receivables. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure relating to its customers, suppliers or others. For the years ended December 31, 2024 and 2023, the Company recorded a provision for expected credit loss of $648,653 and $520,555 respectively.   For the years ended December 31, 2022, the Company did not record any allowances for doubtful accounts against its accounts receivable and other receivables nor did it charge off any such amounts, respectively.

Share-based compensation

ASC 718 “Compensation — Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

Share-based compensation amounted to approximately $630,000, $nil and $1.27 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Inventory

Inventories which comprise mainly of merchandise products sold through the Company’s e-commerce business platform are primarily accounted for using the first-in-first-out (“FIFO”) method of accounting. Inventories are measured at the lower of cost and net realizable value. The Company estimates the net realizable value of inventories based on an assessment of expected sales prices. Demand levels and pricing competition could change from time to time. If such factors result in an adverse effect on the Company’s products, the Company might be required to reduce the value of its inventories. There is no allowance of obsolete stocks recognized for the financial years ended December 31, 2024, 2023 and 2022.

Intangible assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed on a straight-line basis over the estimated periods benefited. Software, technology, and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Leasehold improvements and equipment, net

Leasehold improvements and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expense; major additions to physical properties are capitalized.

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of equipment is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Impairment of Intangible and Long-Lived Assets

The Company tests its intangible and long-lived assets for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others and without limitation: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s stock price and market capitalization; a significant adverse change in legal factors or in the business climate of the Company’s segments; unanticipated competition; and slower growth rates.

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.

Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. The Company records the lease expenses on a straight-line basis over the lease term.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities — current and operating lease liabilities — non-current on the balance sheets. Finance leases are included in leasehold improvements and equipment, loan payable — current and loan payable — non-current in the balance sheets.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Accounts payables and other current liabilities

Accounts payable and other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Convertible notes payable

Upon adoption of Accounting Standards Update (“ASU”) 2020-06 on January 1, 2022, the elimination of the beneficial conversion feature (“BCF”) and cash conversion models in ASC 470-20 that requires separate accounting for embedded conversion features in convertible instruments results in the convertible debt instruments being recorded as a single liability (i.e., there is no separation of the conversion feature, and all proceeds are allocated to the convertible debt instruments as a single unit of account). Unless conversion features are derivatives that must be bifurcated from the host contracts in accordance with ASC 815-15 or, in the case of convertible debt, if the instruments are issued with a substantial premium, in the latter case, ASC 470-20-25-13 requires the substantial premium to be attributable to the conversion feature and recorded in additional paid-in capital (APIC).

The Company accounted for these Notes as a single liability-classified instrument measured at amortized cost due to the adoption of ASU 2020-06. ASC Subtopic 470-20 “Debt — Debt with Conversion and Other Options” and ASC subtopic 815-40 “Hedging — Contracts in Entity’s Own Equity”. The Company has presented these Notes in current liabilities in the accompanying balance sheets. On November 27, 2023, these Note bearers signed another agreement with the Company to provide a waiver of the right of conversion of the Note into conversion shares (Note 12).

SAFE Notes Payable

The Company evaluates the Simple Agreement for Future Equity (“SAFE”) notes in accordance with ASC 480-10 and determined that the SAFEs represented an obligation that the Company must settle by issuing a variable number of its equity shares, the monetary value of which is known when entering into the SAFE. This provision requires the SAFE notes to be classified as marked-to-market liabilities. The SAFE notes are recorded as a liability at their estimated fair value.

Fair value measurements

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

●	Level 1 — Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 — Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

●	Level 3 — Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

As of December 31, 2024 and 2023, the carrying values of the Company’s financial instruments, including cash, accounts receivable and other assets, accounts payable and other current liabilities and loan payables, approximate their fair values due to the short-term nature of these instruments.

Revenue recognition

We adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (ASC Topic 606) for all periods presented. The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, we apply five-step model to recognize revenue from customer contracts. The five-step model requires that we (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy the performance obligation.

Product revenues

— Performance obligations satisfied at a point in time

The Company primarily sells goods through group orders directly through the Company’s mobile application. The Company accounts for the revenues generated from sales on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, which the Company has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. Revenues are measured based on the amount of consideration that the Company expects to receive reduced by sales return and discount. In making this determination, the Company also assesses whether the Company is primarily obligated, subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators in accordance with ASC 606-10-55-36 through 40. The Company recognizes the sales of goods when the control of the specified goods is transferred to customers which is upon delivery of goods to customers. Revenues also exclude any amounts collected on behalf of the third parties, including sales taxes and indirect taxes.

The Company sells goods to customers and the revenues are earned from the cash payment made by customers or customers settle their balances with “Assets”. The Company grants “Assets” upon (i) Cash collected from customers via Webuy mobile APP to top up their e-wallet balance; (ii) Refund to customers’ e-wallet due to order cancellation or products returned from customers; (iii) Commissions payable to Group Leaders for the provision of services to the Company. These “Assets” entitle the holders to offset future purchases. As such, “Assets” are initially recognized and recorded as “Advances from customers” upon the grant and when customers have yet placed the purchase orders to create an underlying sales agreement with the Company. The Company uses the term “Assets” to represent the payment procedures and balances of customers’ user accounts on the Company’s Webuy mobile APP platform.

Until “Assets” are used at the time when customers have placed the purchase orders, “Assets” of customers’ user accounts in the Company’s Webuy mobile APP will be reduced; as for the Company’s book-keeping, the Company reclassifies the “Advance from customers” balance to “Deferred revenue”. “Deferred revenue” is a contract liability that the Company is obligated to transfer goods to customers for which the Company has received consideration (or the amount is due) from customers in the form of cash or “Assets”. The balance of “Deferred revenue” represents unfulfilled performance obligations in the sales agreement, i.e. products that have not yet been delivered. Once the related products have been delivered, the amount in “Deferred revenue” account is shifted to a revenue account.

The revenue deferred from the previous year was fully recognized as income in the current year amounting to $1,859,990, $1,007,494 and $859,990 for the years ended December 31, 2024, 2023, and 2022, respectively.

Packaged-tour revenue

— Performance obligations satisfied at a point in time

Within each contract, the Company identify whether it is principal or agent at the performance obligation level. In arrangements where the Company has substantive control over the service before transferring it to the customer, and is primarily responsible for integrating the services into the final deliverables, the Company acts as principal. The Company’s revenue on the sale of packaged-tour is reported as a gross basis, that is, the amounts billed to the customer are recorded as revenues, and amounts paid to travel supplier (such as airlines, hotels, travel buses, etc.) are recorded as cost of revenues. The Company is principal in accordance with ASC paragraphs 606-10-55-36 through 55-40 because the Company controls the packaged-tour including the underlying travel services before the services are transferred to the customer. The control is evidenced by the Company being primarily responsible to its customer and is having a level of discretion in establishing pricing.

The Company operates as a single operating segment including product revenue from the sale of goods, which represent 76% of the Company’s revenues, and sale of packaged tour, which represent 24% of the Company’s revenues. Due to the integrated structure of the Company’s business, the sale of goods revenue and sale of packaged tour revenue are combined with each other. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s primary operations are in Singapore and Indonesia, and it has derived substantially all of its revenue from sales to customers in these jurisdictions.

In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:

	For the years ended December 31,
Product/Service Type	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue
Food and beverage	$31,533,800	54%	$25,716,683	42%	$14,024,908	32%
Fresh produce	11,949,010	20%	19,375,772	31%	21,254,818	48%
Lifestyle and other personal care items	26,320	1%	1,932,630	3%	2,846,407	6%
Packaged-tour	14,789,379	24%	14,661,085	24%	6,434,285	14%
Others	5,326	1%	—	—	—	—
Total	$58,303,835	100%	$61,686,170	100%	$44,560,418	100%

Revenues classified by the geographic areas in which the customers were located was as follows:

	For the years ended December 31,
Product/Service Type	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue
Singapore	$20,816,131	36%	$25,254,134	41%	$24,786,700	55%
Indonesia	37,487,704	64%	36,432,036	59%	19,541,277	44%
Malaysia	—	—%	—	—%	232,441	1%
Total	$58,303,835	100%	$61,686,170	100%	$44,560,418	100%

During the years ended December 31, 2024, 2023 and 2022, all revenues were generated from third parties.

Cost of revenue

Costs are recognized when incurred. Cost of revenue consists of direct labor, materials, freight charges and other direct costs.

Net Loss Per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of ordinary shares outstanding during the period. Diluted EPS is computed based on the weighted average number of ordinary shares plus the effect of dilutive potential ordinary shares outstanding during the period using the treasury stock method and as if converted method. Dilutive potential ordinary shares include outstanding restricted stock units.

For the years ended December 31, 2024, 2023 and 2022, respectively, the restricted stock units were excluded from the computation of diluted net loss per share as the result was anti-dilutive.

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company conducts its businesses in Singapore and Indonesia, and is subject to tax in these jurisdictions. As a result of its business activities, the Company will file separate tax returns in those countries that are subject to examination by the foreign tax authorities.

Related Parties

The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions and balances.

Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. As an emerging growth company, the standard is effective for the Company for the year ended December 31, 2025. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.

In March 2023, the FASB issued ASU 2023-03, which amends various SEC paragraphs in the Accounting Standards Codification. This includes amendments to Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718). The amendments are in response to SEC Staff Accounting Bulletin No. 120 and other SEC staff announcements and guidance. This ASU does not introduce new guidance and therefore does not have a specified transition or effective date. However, for smaller reporting companies, the ASU is effective for fiscal years beginning after December 15, 2023. The adoption of this ASU did not have any material impact on the Company’s consolidated financial statements and disclosure.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this ASU did not have any material impact on the Company’s consolidated financial statements and disclosure.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on Financial Statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.